Employee benefit plans - Weighted average assumptions for benefit obligations (Details)	Dec. 31, 2018	Dec. 31, 2017
Defined benefit pension plans
Discount rate (as a percent)	3.26542%	3.08%
Rate of compensation increase (as a percent)	3.21412%	3.22%
Rate of pension increase (as a percent)	1.69448%	1.45%